Note 3 - Going Concern	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Going Concern [Text Block]
3.	Going Concern:

At
June 30, 2020,
the Company had a working capital deficit of
$20,584
and cash and cash equivalents of
$11,611
(inclusive of restricted cash) and for the
six
months ended
June 30, 2020
incurred a net loss of
$2,868
and had a negative cash flow from operations of
$278.
In addition as of
June 30, 2020,
the Company via the wholly owned subsidiaries had remaining contractual commitments to the shipyard for the vessels under construction, totaling
$209,777,
of which
$15,516
is payable in the
third
quarter of
2020,
$23,517
in the
fourth
quarter of
2020,
$85,030
in the
first
quarter of
2021
and
$85,714
in the
second
quarter of
2021.
All of the amount payable in the
third
quarter of
2020
has been settled as of the date of issuance of these unaudited interim condensed consolidated financial statements. The Company had no
committed undrawn loan facilities as of
June 30, 2020.

The Company expects to finance its working capital deficit with cash on hand, and operational cash flow to be generated based on the contracted chartered agreements. The Company intends to finance its capital commitments with equity issuances and with debt financing. Based on ongoing discussions with different financing institutions, the Company believes that it will be able to obtain a portion of the necessary financing and the Company has a track record of successfully financing its vessel purchases. If the Company is unable to arrange any debt or equity financing, it is probable that the Company may
also consider selling operating vessels or shipbuilding contracts. In addition the capital commitments noted above are non-recourse to the Company as the commitments are made by wholly owned subsidiaries whose performance is guaranteed by Central Mare Inc, a related party affiliated with the family of Mr. Evangelos J. Pistiolis.

Therefore, the Company believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve
months following the date of the issuance of these unaudited interim condensed consolidated financial statements. Consequently, these unaudited interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.